Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Millions	Sep. 21, 2023	Mar. 18, 2019	Aug. 06, 2013
Legacy Semnur Merger Agreement [Member] | Milestones Achievement [Member]
Commitments and Contingencies [Line Items]
Additional cash consideration upon certain milestones		$ 280.0
Legacy Semnur Merger Agreement [Member] | New Drug Application First Approval [Member]
Commitments and Contingencies [Line Items]
Asset acquisition, contingent consideration arrangements		40.0
Legacy Semnur Merger Agreement [Member] | Cumulative Net Sales $100 million [Member]
Commitments and Contingencies [Line Items]
Asset acquisition, contingent consideration arrangements		20.0
Asset acquisition, contingent consideration arrangements, cumulative net sales threshold		100.0
Legacy Semnur Merger Agreement [Member] | Cumulative Net Sales $250 Million [Member]
Commitments and Contingencies [Line Items]
Asset acquisition, contingent consideration arrangements		20.0
Asset acquisition, contingent consideration arrangements, cumulative net sales threshold		250.0
Legacy Semnur Merger Agreement [Member] | Cumulative Net Sales $500 Million [Member]
Commitments and Contingencies [Line Items]
Asset acquisition, contingent consideration arrangements		50.0
Asset acquisition, contingent consideration arrangements, cumulative net sales threshold		500.0
Legacy Semnur Merger Agreement [Member] | Cumulative Net Sales $750 Million [Member]
Commitments and Contingencies [Line Items]
Asset acquisition, contingent consideration arrangements		150.0
Asset acquisition, contingent consideration arrangements, cumulative net sales threshold		$ 750.0
Shah Assignment Agreement [Member] | Net Sales for Annual Net Sales at the Rate of 1.5% [Member]
Commitments and Contingencies [Line Items]
Asset acquisition, contingent consideration arrangements, cumulative net sales threshold			$ 250.0
Percentage of contingent consideration of net sales			1.50%
Shah Assignment Agreement [Member] | Net Sales for Annual Net Sales at the Rate of 2.5% [Member]
Commitments and Contingencies [Line Items]
Asset acquisition, contingent consideration arrangements, cumulative net sales threshold			$ 250.0
Percentage of contingent consideration of net sales			2.50%
Scilex-Oramed SPA [Member] | Senior Secured Promissory Note [Member]
Commitments and Contingencies [Line Items]
Principal amount	$ 101.9